Acquisitions - 2012 Acquisitions - Additional Information (Detail) (USD $)	3 Months Ended									9 Months Ended		12 Months Ended					9 Months Ended	12 Months Ended			1 Months Ended	9 Months Ended	1 Months Ended	9 Months Ended	1 Months Ended	3 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Sep. 30, 2013 Huntyard Limited [Member]	Dec. 31, 2012 Huntyard Limited [Member]	May 31, 2012 Huntyard Limited [Member]	May 31, 2012 Huntyard Limited [Member] Non Tax Deductible [Member]	May 31, 2012 Huntyard Limited [Member] Minimum [Member]	Sep. 30, 2013 Huntyard Limited [Member] Minimum [Member]	May 31, 2012 Huntyard Limited [Member] Maximum [Member]	Sep. 30, 2013 Huntyard Limited [Member] Maximum [Member]	May 31, 2012 United Kingdom Huntyard Limited [Member] Center	Sep. 30, 2012 United Kingdom Huntyard Limited [Member]	Jun. 30, 2012 United Kingdom Huntyard Limited [Member]
Business Acquisition [Line Items]
Number of centers acquired																									27
Cash consideration																									$ 110,800,000
Goodwill	1,097,447,000	997,344,000				947,371,000				1,097,447,000		997,344,000	947,371,000	887,895,000			49,600,000		49,573,000
Other intangible assets acquired																			6,004,000
Intangible asset useful life																					5 years		7 years
Deferred tax liability acquired																			5,570,000	1,500,000
Acquisition related costs																		500,000								500,000	500,000
Increase in goodwill																	3,900,000
Increase deferred income tax liabilities																	2,500,000
Decrease deferred income tax assets																	1,400,000
Currency translation on goodwill and deferred income tax balances										3,259,000		2,928,000	(3,620,000)				100,000
Revenues contributed from acquired businesses																		26,300,000
Net income (loss) contributed from acquired businesses																		1,100,000
Amortization of Intangible assets	7,699,000		7,116,000							22,049,000	20,298,000	26,933,000	27,427,000	27,631,000			6,000,000
Amortization period of Intangible assets															4 years	17 years						5 years		7 years
Deferred tax liability		158,426,000				163,316,000						158,426,000	163,316,000				1,500,000
Contribution of revenues by acquired business	$ 308,663,000	$ 273,426,000	$ 267,927,000	$ 271,463,000	$ 258,122,000	$ 248,885,000	$ 243,877,000	$ 248,017,000	$ 232,922,000	$ 899,599,000	$ 797,512,000	$ 1,070,938,000	$ 973,701,000	$ 878,159,000			$ 74,700,000